RELATED PARTY TRANSACTIONS - Balance sheet (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets
Due from related parties	$ 1,404	$ 1,427
Non-current assets
Financial instrument assets	684	301
Due from related parties	9	9
Current liabilities
Due to related parties	544	456
Non-current liabilities
Due to related parties	541	930
Non-recourse borrowings	12,493	14,181
Brookfield
Current assets
Due from related parties	30	39
Non-current assets
Financial instrument assets	0	170
Current liabilities
Due to related parties	34	26
Non-current liabilities
Due to related parties	53	79
The partnership
Current assets
Due from related parties	1,363	1,366
Non-current assets
Due from related parties	9	9
Current liabilities
Due to related parties	480	238
Non-current liabilities
Due to related parties	452	850
Brookfield Wealth Solutions and associates
Current liabilities
Due to related parties	24	184
Non-current liabilities
Due to related parties	34	0
Non-recourse borrowings	13	14
Equity-accounted investments and other
Current assets
Due from related parties	11	22
Current liabilities
Due to related parties	6	8
Non-current liabilities
Due to related parties	$ 2	$ 1